Description of Plan	12 Months Ended
Dec. 31, 2025
NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
Description of Plan [Abstract]
Description of Plan
1.
Description of Plan

The following description of the NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan (“the Plan”) provides only general information. Participants should refer to the Plan Agreement or Summary Plan Description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan as defined under Section 401(a) of the Internal Revenue Code (“IRC”), sponsored by NBT Bancorp Inc. (“the Sponsor”, “the Plan Administrator” or “the Company”). The Sponsor is responsible for administration of the Plan. NBT Bank, N.A, is a wholly-owned subsidiary of NBT Bancorp Inc. NBT Bank, N.A. is the trustee of the Plan (“the Trustee”) and Charles Schwab Bank is the Custodian of the Plan. EPIC Retirement Plan Services, a wholly‑owned subsidiary of NBT Financial Services, Inc., a wholly‑owned subsidiary of the Sponsor, is the Plan’s record keeper. The assets of the Plan are held, administered and managed in accordance with the terms and conditions of the Trust Agreement, which is considered to be an integral part of the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan was amended to include employees of Karl W. Reynard Agency effective July 1, 2024 and employees of Paco, Inc. effective November 1, 2024.

The Plan was amended to include employees of Evans Bancorp, Inc. effective May 2, 2025.

Effective January 1, 2025, the Plan was amended to update provisions related to employees acquired in IRC §410(b)(6)(C) transactions (including eligibility as of the transaction date and crediting of predecessor employer service for eligibility and vesting purposes). The Plan was also amended to permit in‑plan Roth conversions effective January 1, 2026.

Employees acquired in certain IRC §410(b)(6)(C) transactions may become eligible as of the transaction date, as provided under the Plan.

Eligibility

All employees who are age 21 or over and scheduled to complete 1,000 hours of service or have completed 1,000 hours of service are eligible to participate in the Plan. Eligible employees are required to complete 30 days of employment prior to entry into the Plan. A deemed election becomes effective as of the first day of the month the eligible employee becomes a participant and is eligible to make a deferral election to the Plan.

Contributions and Deferrals

Participants may make pre‑tax and post-tax contributions in whole percentages or may elect a flat dollar contribution up to Internal Revenue Service (“IRS”) limitations for any plan year. The post-tax contributions are deferrals to Roth accounts.

The Plan includes provisions for automatic elective contributions under which any employee that meets certain eligibility requirements will be automatically enrolled in the Plan and will automatically have 6% withheld from his or her compensation and contributed to the Plan. The employee will have to elect to opt out of the qualified automatic contribution election.

The Company’s matching contribution is 100% of each participant’s contribution up to 1% of compensation plus 50% of the next 5% of compensation for a total matching contribution of up to 3.5% of compensation. The Company match amounted to $5,916,604 and $5,100,193 in 2025 and 2024, respectively. A discretionary amount, determined by the Sponsor’s Board of Directors, may be contributed to the Plan each year. To share in this discretionary contribution, participants must be actively employed on the last day of the year, have completed 1,000 hours of service and have contributed a minimum percentage of compensation during the year as determined annually by the Company. The amount is allocated to participants on a pro-rata basis, based on compensation. No discretionary contributions were made for 2025. During 2024, discretionary contributions of $1,422,473 were approved by the Sponsor’s board of directors and were paid during 2025. This discretionary contribution is included in contributions receivable from employer in the Statement of Net Assets Available for Plan Benefits as of December 31, 2024.
In addition, as defined in the Plan document, employees participating in the Plan under the Worker Retirement Accumulation Plan (“WRAP”) design can receive an additional discretionary Company contribution equal to the interest credit on service credits earned under the WRAP design. The Company contribution for employees participating in the WRAP amounted to $675,053 in 2025, which was paid during 2026, and $565,500 in 2024, which was paid during 2025. These discretionary contributions are included in contributions receivable from employer in the Statement of Net Assets Available for Plan Benefits as of December 31, 2025 and 2024.

Participant Accounts

Participants elect to have their contributions invested among the various funds available to the Plan, including NBT Bancorp Inc. common stock. Each participant’s account is credited with the Sponsor’s and participant’s contributions, plan earnings and income, expenses, gains and losses attributable thereto.

Vesting

Participants’ contributions and net investment income or loss thereon are 100% vested. The participants’ vesting in Safe Harbor employer matching contributions are 100% vested upon completion of two years of service. Employer discretionary contributions are vested after five years of service. Participants are considered 100% vested upon termination due to death, retirement or permanent disability.

Rollovers and Transfers from Other Qualifying Plans

Participants may make rollover contributions to the Plan through a distribution from a former employer’s qualified retirement plan in accordance with the IRC.

Notes Receivable from Participants

Participants may borrow from their account in amounts ranging from $1,000 to the lesser of $50,000 or 50% of the vested 401(k) account balance excluding Company contributions invested in NBT Bancorp Inc. common stock and employer contributions made subsequent to January 1, 1997. Loans, other than loans for the purchase of a primary residence, must be repaid over a period no longer than five years. Loans for the purchase of a primary residence must be repaid over a period no longer than 15 years. Interest is charged at the prime rate plus 1% as of the loan origination date. Participant loans are treated as a transfer from the participant directed accounts into the loan fund. Principal and interest payments on the loans are allocated to the loan fund and transferred into the participant directed accounts based on the participants’ current investment allocation elections.

Payment of Benefits

Upon normal or early retirement, disability, death or termination of employment, the value of a participant’s account is paid as requested by the participant. If the value of the vested balance does not exceed $7,000, then the balance will be distributed regardless if the participant requests to receive it. Early retirement is allowed upon reaching age 55 and completion of at least 5 years of service.

Withdrawals

Subject to certain limitations prescribed by the Plan and the IRC, terminated participants may elect retirement or other termination withdrawals in either lump sum or partial payments.

Forfeitures

Forfeitures are applied to reduce the amount of future employer contributions otherwise required to be paid. In 2025 and 2024, forfeitures from non-vested accounts totaled $149,133 and $145,368, respectively, and forfeitures used to reduce employer contributions were $127,451 and $141,313, respectively. Forfeiture account balances totaled $66,394 and $44,712 at December 31, 2025 and 2024, respectively.
Plan Termination

Although it has not expressed any intention to do so, the Sponsor has the right to discontinue contributions or terminate the Plan at any time subject to Plan provisions and subject to the provisions of ERISA. In the event of termination of the Plan, each participant’s account would become fully vested and the net assets of the Plan would be allocated as prescribed by ERISA and its related regulations.

Administrative Expenses

Expenses of operating and administering the Plan are generally paid by the Sponsor. The payment of these expenses is not mandated by the Plan and is done so at the discretion of the Sponsor. Loan fees are paid by the borrower.

Voting Rights

With respect to participant account balances that are invested in shares of NBT Bancorp Inc. common stock, each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by the Trustee prior to the time that such rights are to be exercised.